UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549
FORM 13F

Report for the Calendar year or Quarter Ended:  June 30, 2007

Check here if Amendment    Amendment Number:
This Amendment (Check Only One):[  ] is a restatement
				[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Willis Investment Counsel, Inc.
Address:	710 Green Street
		Gainesville, Georgia 30501

13F File Number:  028-11914

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Robert T. Willis, Jr.
Title:  Chief Investment Officer and Partner
Phone:  770-718-0706

Signature		Place			and Date of Signing
Robert T. Willis, Jr.	Gainesville, Georgia	August 14, 2007

Report Type (check only one):
[X] 13F 	HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:
Number of other Included Managers:  0
Form 13F Information Table entry Total:  51
Form 13F Information Table Value Total:  127637

List of Other Included Managers:  None

		FORM 13F INFORMATION TABLE


ISSUER		TITLE	CUSIP		VALUE	SHARES  SH/PRN PUT/CALL	DSCRETN	OTHER
											VOTING AUTHORITY
											SOLE   SHARED      NONE
Alltel	 	COM	020039103	1665	24649	SH		SOLE		4900		19749
AIG		COM	026874107	3696	52784	SH		SOLE		10340		42444
Altira	 	COM	02209S103	324	4620	SH		SOLE		0		4620
Applied MaterialCOM	038222105	2066	103960	SH		SOLE		19750		84210
Avon		COM	054303102	2035	55370	SH		SOLE		10220		45150
BP PLC	   SPON ADR	055622104	249	3447	SH		SOLE		0		3447
Bank of America	COM	060505104	621	12709	SH		SOLE		0		12709
Bank of NY	COM	064057102	4205	101466	SH		SOLE		20525		80941
Biomet		COM	090613100	1189	26010	SH		SOLE		8590		17420
Bristol Myers 	COM	110122108	3359	106439	SH		SOLE		19205		87234
Caterpillar	COM	149123101	320	4085	SH		SOLE		0		4085
Cigna		COM	125509109	222	4254	SH		SOLE		0		4254
Cintas Corp	COM	172908105	1885	47800	SH		SOLE		8770		39030
Coca Cola 	COM	191216100	5578	106637	SH		SOLE		20210		86427
Coca Cola Ent.	COM	191219104	2242	93435	SH		SOLE		16880		76555
Deere		COM	244199105	586	4850	SH		SOLE		0		4850
Dell Inc	COM	24702R101	2258	79080	SH		SOLE		14680		64400
Eli Lilly 	COM	277461109	4938	88375	SH		SOLE		18040		70335
Exxon Mobil	COM	30231G102	439	5230	SH		SOLE		0		5230
Fed. Nat'l Mtg	COM	313586109	4202	64320	SH		SOLE		12260		52060
Fifth Third Banc COM	316773100	3060	76930	SH		SOLE		14580		62350
Fortune Bnd	COM	349631101	353	4285	SH		SOLE		0		4285
GB & T		COM	361462104	321	19230	SH		SOLE		0		19230
GE	 	COM	369604103	7273	189985	SH		SOLE		30310		159675
Home Depot 	COM	437076102	5393	137061	SH		SOLE		26967		110094
HSBC Holdings	ADR A 1/40PFA 404280604	272	11400	SH		SOLE		0		11400
IBM		COM	459044103	6175	58670	SH		SOLE		9820		48850
Intel Corp 	COM	458140100	5470	230404	SH		SOLE		47910		182494
Internatl Paper COM	460146103	213	5447	SH		SOLE		0		5447
Janus 		COM	47102X105	3425	123030	SH		SOLE		25390		97640
Johnson&Johnson	COM	478160104	345	5613	SH		SOLE		0		5613
Marsh&Mclennan 	COM	571748102	3039	98415	SH		SOLE		20785		77630
Maxim IntegratedCOM	57772K101	2101	62895	SH		SOLE		11110		51785
Microsoft Corp 	COM	594918104	3702	125604	SH		SOLE		25510		100094
New York Times	CL A	650111107	2338	92060	SH		SOLE		19270		72790
Nokia Corp	COM	654902204	4238	150763	SH		SOLE		27600		123163
Northern Trust 	COM	665859104	4281	66642	SH		SOLE		13300		53342
Pfizer Inc	COM	717081103	5568	217744	SH		SOLE		42414		175330
Pitney Bowes	COM	724479100	3281	70086	SH		SOLE		14275		55811
Regions Fin	COM	7591EP100	807	24378	SH		SOLE		0		24378
Southwest Air	COM	844741108	3629	243402	SH		SOLE		50480		192922
SunTrust Bank	COM	867892101	507	5912	SH		SOLE		0		5912
Sysco Corp	COM	871829107	5037	152680	SH		SOLE		30410		122270
UPS		COM	911363109	1937	26530	SH		SOLE		4870		21660
Wachovia Corp 	COM	929903102	707	13804	SH		SOLE		0		13804
Waste Mgmt	COM	94106L109	1903	48725	SH		SOLE		9985		38740
Xerox	 	COM	984121103	2508	135699	SH		SOLE		27759		107940
XL Capital	COM	G98255105	2991	35485	SH		SOLE		6750		28735
Zimmer Holding	COM	98956P102	2526	29751	SH		SOLE		5675		24076
IShares TR	S&P100 IDX FD 464287101	1762	25445	SH		SOLE		0		25445
IShares TR	Lehman AGG 464287226	396	4035	SH		SOLE		0		4035